Dividends	6 Months Ended
Jun. 30, 2019
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Dividends

10 DIVIDENDS

The Boards have determined to pay a quarterly interim dividend for Q1 2019 and Q2 2019 at the following rates which are equivalent in value between the two companies at the rate of exchange applied under the terms of the Equalisation Agreement:

	Q1 2019		Q2 2019
Per Unilever N.V. ordinary share		€0.4104		€0.4104
Per Unilever PLC ordinary share		£0.3546		£0.3682
Per Unilever N.V. New York share	US$	0.4641	US$	0.4585
Per Unilever PLC American Depositary Receipt	US$	0.4641	US$	0.4585

The quarterly interim dividends have been determined in euros and converted into equivalent sterling and US dollar amounts using exchange rates issued by WM/Reuters on 16 April 2019 and 23 July 2019 for Q1 and Q2 respectively.

US dollar cheques for the Q2 interim dividend will be mailed on 11 September 2019 to holders of record at the close of business on 9 August 2019. In the case of the NV New York shares, Netherlands withholding tax will be deducted.

The quarterly dividend calendar for the remainder of 2019 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Quarterly dividend – for Q2 2019	25 July 2019	8 August 2019	9 August 2019	11 September 2019
Quarterly dividend – for Q3 2019	17 October 2019	31 October 2019	1 November 2019	4 December 2019